Cash And cash equivalents and pledged bank deposits (Details) (EUR €)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash and cash equivalents	€ 312,437,000	€ 290,475,000	€ 390,250,000	€ 340,294,000
Restricted cash and cash equivalents	€ 3,000,000